GENERAL	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:	GENERAL

Perion Network Ltd. ("Perion") and its wholly-owned subsidiaries (collectively referred to as the "Company"), is a global advertising technology company that provides digital advertising solutions to advertisers, agencies, publishers and retailers. The Company's technology connects advertisers with consumers across major digital channels, including Connected TV (CTV), Digital Out-of-Home (DOOH), retail media, social platforms, the Open Web, and search.